COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Research and Development Arrangement	Dec. 31, 2012 Research and Development Arrangement
Non-cancelable operating lease term	63		63		45
Monthly Base rent of leases				$ 28,442	$ 5,443	$ 5,443	$ 5,443
Share of monthly operating expenses					3,500	3,500	3,500
Rental Expense			56,918	60,168	122,752	106,315	116,175
Future minimum lease payments	1,791,900		1,791,900		29,667	168,326
Compensation agreement for Robert Finzio					Compensation for services rendered by Robert G. Finizio as Chief Executive Officer calls for: (i) a time-based ten-year stock option (the"Time-Based Option") granted and issued on November 30, 2012 ("Date of Grant") to purchase 900,000 shares of our Common Stock with the exercise price equal to the closing price of our Common Stock on the Date of Grant with the underlying shares vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a performance-based ten-year stock option (the"Performance-Based Option") in an amount to be determined, (iii) a base salary of not less than $355,100 per year and (iv) an annual short-term incentive compensation bonus of up to 35% of the base salary, at the discretion of our Board of Directors.
Compensation agreement for John CK Milligan, IV					Compensation for services rendered by John C.K. Milligan, IV as President calls for: (i) a Time-Based Option granted and issued on the Date of Grant to purchase 800,000 shares of our Common Stock with the exercise price equal to the closing price of our Common Stock on the Date of Grant with the underlying shares vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a Performance-Based Option in an amount to be determined, (iii) a base salary of not less than $288,100 per year and (iv) an annual short-term incentive compensation bonus of up to 30% of the base salary, at the discretion of our Board of Directors.
Compensation agreement for Daniel A. Cartwright					Compensation for services rendered by Daniel A. Cartwright as Chief Financial Officer calls for: (i) a Time-Based Option granted and issued on the Date of Grant to purchase 700,000 shares of our Common Stock with the exercise price equal to the closing price of our Common Stock on the Date of Grant with the underlying shares vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a Performance-Based Option in an amount to be determined, (iii) a base salary of not less than $257,100 per year and (iv) an annual short-term incentive compensation bonus of up to 30% of the base salary, at the discretion of our Board of Directors.
Research and development fees paid to non-affiliates	1,747,084	833,342	3,312,285	1,245,303	4,492,362	107,241	65,402	245,000
Research and development commitment to non-affiliates									$ 950,000